Property, plant and equipment (Details) - Schedule of property, plant and equipment - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 9,045,142	$ 8,692,242	$ 18,102,300
Less: Accumulated depreciation	(2,964,373)	(2,425,499)	(3,008,220)
Property, plant and equipment, net	6,080,769	6,266,743	15,094,080
Building [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,988,420	2,949,493	12,715,941
Operating equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		2,758,704	2,785,557
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	87,970	86,828	81,552
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	150,964	26,783	20,762
Apple Orchard [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,095,572	1,041,377	789,344
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,924,331	$ 1,829,057	$ 1,709,144